Consolidated Schedule of Investments
January 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–41.10%
U.S. Treasury Bills–14.39%(a)
U.S. Treasury Bills	1.56%	05/07/2020		$ 1,730	$ 1,723,106
U.S. Treasury Bills	1.56%	06/04/2020		1,700	1,691,272
					3,414,378
U.S. Treasury Notes–26.71%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.59%	04/30/2020		2,380	2,380,131
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.60%	07/31/2020		2,360	2,359,801
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)	1.71%	01/31/2022		1,600	1,600,842
					6,340,774
Total U.S. Treasury Securities (Cost $9,754,039)					9,755,152
			Shares
Money Market Funds–49.15%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)				5,495,891	5,495,891
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)				2,023,395	2,024,205
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 1.72%(c)				938,849	938,849
Invesco Treasury Portfolio, Institutional Class, 1.47%(c)				3,209,019	3,209,018
Total Money Market Funds (Cost $11,667,438)					11,667,963
TOTAL INVESTMENTS IN SECURITIES–90.25% (Cost $21,421,477)					21,423,115
OTHER ASSETS LESS LIABILITIES–9.75%					2,313,175
NET ASSETS–100.00%					$23,736,290
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2020.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

Open Exchange-Traded Index Options Written(a)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
Equity Risk
S&P 500 Index	Call	02/21/2020	27	$ 332.00	(4,103)		896,400	(2,497)	$ 1,606
Equity Risk
MSCI EAFE Index	Put	02/21/2020	4	1,990.00	(5,548)		796,000	(13,540)	(7,992)
MSCI Emerging Index	Put	02/21/2020	8	1,085.00	(7,544)		868,000	(33,360)	(25,816)
S&P 500 Index	Put	02/21/2020	27	313.00	(7,153)		845,100	(6,426)	727
Total Exchange-Traded Equity Options Written						(24,348)			(55,823)	$(31,475)

Abbreviations:
USD	–U.S. Dollar

(a)	Open Exchange-Traded Options Written collateralized by $715,000 cash held with Morgan Stanley and Co.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	9	May-2020	$503,820	$(83,050)	$(83,050)
Coffee "C"	1	March-2020	38,494	(9,234)	(9,234)
Cotton No.2	11	March-2020	371,250	(5,737)	(5,737)
Gasoline Reformulated Blendstock Oxygenate Blending	13	February-2020	821,239	(26,036)	(26,036)
Gold	1	April-2020	158,790	258	258
LME Nickel	2	February-2020	153,438	(42,846)	(42,846)
Low Su Gasoil G	13	June-2020	651,950	(124,697)	(124,697)
New York Harbor Ultra-Low Sulfur Diesel	9	March-2020	616,518	(140,588)	(140,588)
Silver	8	March-2020	720,480	23,809	23,809
WTI Crude	10	June-2020	517,400	(63,735)	(63,735)
Subtotal				(471,856)	(471,856)
Equity Risk
E-Mini Russell 2000 Index	17	March-2020	1,372,495	(43,394)	(43,394)
E-Mini S&P 500 Index	4	March-2020	644,800	10,602	10,602
EURO STOXX 50 Index	46	March-2020	1,856,482	(52,998)	(52,998)
FTSE 100 Index	18	March-2020	1,715,527	(57,504)	(57,504)
Hang Seng Index	2	February-2020	337,767	(23,704)	(23,704)
MSCI Emerging Markets Mini Index	7	March-2020	367,535	(13,104)	(13,104)
S&P/TSX 60 Index	12	March-2020	1,870,636	37,980	37,980
Tokyo Stock Price Index	17	March-2020	2,634,212	(64,381)	(64,381)
Subtotal				(206,503)	(206,503)
Interest Rate Risk
Australia 10 Year Bonds	1	March-2020	98,996	1,566	1,566
U.S. Treasury Long Bonds	4	March-2020	654,125	18,560	18,560
Subtotal				20,126	20,126
Subtotal—Long Futures Contracts				(658,233)	(658,233)
Short Futures Contracts
Commodity Risk
Cocoa	2	May-2020	(56,020)	(5,415)	(5,415)
Corn	14	July-2020	(273,700)	57	57
Lean Hogs	11	April-2020	(271,040)	50,409	50,409
Natural Gas	14	November-2020	(341,880)	17,402	17,402
Soybeans	3	July-2020	(135,075)	2,121	2,121
Soybean Oil	11	March-2020	(197,604)	4,107	4,107
Wheat	3	July-2020	(82,875)	(1,771)	(1,771)
Subtotal				66,910	66,910
Equity Risk
MSCI EAFE Index	9	March-2020	(889,425)	20,501	20,501
Interest Rate Risk
10 Year Mini Japanese Government Bonds	27	March-2020	(3,809,977)	(13,255)	(13,255)
Canadian 10 Year Bonds	3	March-2020	(322,284)	(9,232)	(9,232)
Euro-Bund	13	March-2020	(2,523,664)	(55,417)	(55,417)
Long Gilt	6	March-2020	(1,069,129)	(26,322)	(26,322)
Subtotal				(104,226)	(104,226)
Subtotal—Short Futures Contracts				(16,815)	(16,815)
Total Futures Contracts				$(675,048)	$(675,048)

(a)	Futures contracts collateralized by $1,870,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.30%	Monthly	130	August—2020	$106,062	$—	$3,216	$3,216
Goldman Sachs International	Receive	Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	0.37	Monthly	2,650	March—2020	417,641	—	25,714	25,714
JPMorgan Chase Bank NA	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	5,040	October—2020	602,649	—	9,640	9,640
Merrill Lynch International	Pay	MLCX Nickel Annual Excess Return Index	0.25	Monthly	340	January—2021	202,320	—	4,735	4,735
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	4,820	June—2020	917,700	—	0	0
Merrill Lynch International	Receive	MLCXLXAE Excess Return Index	0.25	Monthly	1,480	February—2020	300,227	—	0	0
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	1,360	December—2020	241,019	—	9,571	9,571
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminium Dynamic Roll Index Excess Return	0.38	Monthly	6,170	March—2020	535,540	—	27,770	27,770
Subtotal — Appreciation								—	80,646	80,646
Commodity Risk
Barclays Bank PLC	Pay	Barclays Commodity Strategy 1606 Index	0.41	Monthly	20	January—2021	4,171	—	(21)	(21)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33	Monthly	1,700	October—2020	851,772	—	(97,599)	(97,599)
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	Monthly	3,640	December—2020	439,887	—	(28,915)	(28,915)
Subtotal — Depreciation								—	(126,535)	(126,535)
Total — Total Return Swap Agreements								$—	$(45,889)	$(45,889)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $20,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Enhanced Strategy AB141 on the S&O GSCI Sugar Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
MLCX Nickel Annual Excess Return Index
	Long Futures Contracts
	Nickel	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
MLCXLXAE Excess Return Index
	Long Futures Contracts
	Zinc	100.00%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Wheat	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
Barclays Commodity Strategy 1606 Index
	Long Futures Contracts
	Sugar	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Barclays Live Cattle’s Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$9,755,152	$—	$9,755,152
Money Market Funds	11,667,963	—	—	11,667,963
Total Investments in Securities	11,667,963	9,755,152	—	21,423,115
Other Investments - Assets*
Futures Contracts	187,372	—	—	187,372
Swap Agreements	—	80,646	—	80,646
	187,372	80,646	—	268,018
Other Investments - Liabilities*
Futures Contracts	(862,420)	—	—	(862,420)
Options Written	(55,823)	—	—	(55,823)
Swap Agreements	—	(126,535)	—	(126,535)
	(918,243)	(126,535)	—	(1,044,778)
Total Other Investments	(730,871)	(45,889)	—	(776,760)
Total Investments	$10,937,092	$9,709,263	$—	$20,646,355

*	Unrealized appreciation (depreciation).
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Macro Allocation Strategy Fund